March 17, 2023

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Registration Statement filed on Form N-2 under the Investment Company Act of 1940 (the “1940 Act”) for SKK Access Income Fund (the “Fund”) (File No. 811-23856)

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Fund, please find the Fund’s Registration Statement filed on Form N-2 under the 1940 Act.

If you have any questions concerning the foregoing, please contact me at (917) 805-1818 or john.ramirez@practus.com.

Sincerely,

/s/ John F. Ramírez

John F. Ramírez

Partner

Practus, LLP